CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (311,454)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(5,231)
Changes in operating assets and liabilities:
Prepaid expenses	(99,506)
Accrued expenses	106,883
Net cash used in operating activities	(309,308)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(57,500,000)
Net cash used in investing activities	(57,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	56,350,000
Proceeds from sale of Private Placement Units	2,000,000
Repayment of promissory note - related party	(61,894)
Payment of offering costs	(207,199)
Net cash provided by financing activities	58,080,907
Net Change in Cash	271,599
Cash - Beginning of period	24,764
Cash - End of period	296,363
Non-cash investing and financing activities:
Issuance of Representative Shares	1,700,000
Change in value of common stock subject to possible redemption	(311,457)
Deferred underwriting fee payable	$ 2,012,500